United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2012

Date of Reporting Period: Quarter ended 02/29/2012

Item 1. Schedule of Investments

Federated Total Return Bond Fund

Portfolio of Investments

February 29, 2012 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 34.8%
		Basic Industry - Chemicals – 0.8%
$3,030,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	3,260,216
4,790,000		Albemarle Corp., Sr. Unsecd. Note, 4.50%, 12/15/2020	5,133,849
9,020,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	12,038,299
500,000		Du Pont (E.I.) de Nemours & Co., 4.625%, 1/15/2020	583,586
350,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	363,844
3,650,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	4,554,966
2,370,000		Ecolab, Inc., Sr. Unsecd. Note, 2.375%, 12/8/2014	2,463,541
590,000		Ecolab, Inc., Sr. Unsecd. Note, 4.35%, 12/8/2021	650,706
4,550,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	4,779,019
5,080,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	5,199,384
3,670,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	3,988,500
1,860,000		Praxair, Inc., 4.625%, 3/30/2015	2,058,929
1,750,000		RPM International, Inc., 6.50%, 2/15/2018	1,966,716
6,090,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	6,794,413
5,000,000	[1,2]	RPM International, Inc., Sr. Unsecd. Note, 6.70%, 11/1/2015	5,573,710
3,000,000		Rohm & Haas Co., 6.00%, 9/15/2017	3,477,072
2,900,000		Sherwin-Williams Co., 3.125%, 12/15/2014	3,071,413
		TOTAL	65,958,163
		Basic Industry - Metals & Mining – 1.6%
650,000		Alcan, Inc., 5.00%, 6/1/2015	721,092
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,560,428
1,790,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	1,873,670
850,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	981,315
5,030,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	6,526,425
1,200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	1,261,985
1,500,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	1,445,398
3,100,000		ArcelorMittal, 6.125%, 6/1/2018	3,265,719
4,400,000		ArcelorMittal, Sr. Unsecd. Note, 4.50%, 2/25/2017	4,434,281
8,300,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	8,197,711
9,072,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 6/1/2013	9,415,570
4,515,000		ArcelorMittal, Sr. Unsecd. Note, 6.75%, 3/1/2041	4,402,271
3,000,000		BHP Billiton Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	3,785,134
14,215,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	17,834,228
3,000,000		Barrick N.A. Finance LLC, Company Guarantee, 6.80%, 9/15/2018	3,729,596
6,860,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	7,022,402
1,210,000	[1,2]	Codelco, Inc., Bond, Series 144A, 5.625%, 9/21/2035	1,401,029
420,000	[1,2]	Codelco, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 10/15/2014	456,922
6,640,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	6,898,445
4,380,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	4,199,297
5,500,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	5,618,234
5,300,000		Newmont Mining Corp., Company Guarantee, 5.125%, 10/1/2019	6,047,544
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,676,940
2,410,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	3,020,351
7,205,000		Rio Tinto Finance USA Ltd., Company Guarantee, 8.95%, 5/1/2014	8,422,612
7,800,000		Rio Tinto Finance USA Ltd., Company Guarantee, 9.00%, 5/1/2019	10,763,571

Principal Amount or Shares			Value
$2,180,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	2,393,338
8,090,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	8,887,065
		TOTAL	137,242,573
		Basic Industry - Paper – 0.4%
540,000		International Paper Co., Bond, 7.30%, 11/15/2039	699,256
15,200,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	19,571,654
3,100,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	3,118,174
266,000		Westvaco Corp., 7.65%, 3/15/2027	283,228
1,950,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	2,077,343
4,000,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	4,365,121
3,900,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	4,479,334
		TOTAL	34,594,110
		Capital Goods - Aerospace & Defense – 0.3%
600,000	[1,2]	BAE Systems Holdings, Inc., Series 144A, 5.20%, 8/15/2015	646,220
3,200,000		Boeing Capital Corp., Sr. Note, 3.25%, 10/27/2014	3,401,159
1,220,000		Boeing Co., 4.875%, 2/15/2020	1,456,696
4,500,000		Boeing Co., Note, 5.125%, 2/15/2013	4,703,594
3,925,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	4,405,813
4,410,000		Goodrich Corp., Sr. Unsecd. Note, 3.60%, 2/1/2021	4,706,931
1,740,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	1,356,806
2,195,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	2,275,574
1,000,000		Rockwell Collins, Inc., Unsecd. Note, 4.75%, 12/1/2013	1,065,145
		TOTAL	24,017,938
		Capital Goods - Building Materials – 0.3%
12,995,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	13,937,137
8,020,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	9,371,169
		TOTAL	23,308,306
		Capital Goods - Construction Machinery – 0.2%
7,100,000	[1,2]	AGCO Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2021	7,514,818
5,000,000		Caterpillar, Inc., 7.00%, 12/15/2013	5,524,957
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	80,363
500,000		John Deere Capital Corp., 7.00%, 3/15/2012	500,908
2,500,000		John Deere Capital Corp., Bond, 5.10%, 1/15/2013	2,601,408
		TOTAL	16,222,454
		Capital Goods - Diversified Manufacturing – 0.8%
2,020,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	2,110,251
3,540,000		Dover Corp., Note, 5.45%, 3/15/2018	4,191,201
1,130,000		Emerson Electric Co., 4.875%, 10/15/2019	1,323,652
2,500,000		General Electric Co., Sr. Unsecd. Note, 5.00%, 2/1/2013	2,602,667
3,560,000		Harsco Corp., 5.75%, 5/15/2018	4,095,120
3,760,000		Hubbell, Inc., 5.95%, 6/1/2018	4,527,016
3,550,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	3,597,836
3,900,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 4.625%, 9/11/2015	4,137,900
2,000,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	2,438,200
1,745,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	2,153,580
9,260,000		Pentair, Inc., Company Guarantee, 5.00%, 5/15/2021	9,868,271
2,520,000		Roper Industries, Inc., 6.625%, 8/15/2013	2,699,493
6,420,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.25%, 9/1/2019	7,636,381
4,740,000		Textron Financial Corp., 5.40%, 4/28/2013	4,931,923

Principal Amount or Shares			Value
$1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	1,392,300
1,400,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,559,054
3,680,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	3,920,150
6,650,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	7,157,281
		TOTAL	70,342,276
		Capital Goods - Environmental – 0.2%
6,270,000		Republic Services, Inc., Company Guarantee, Series WI, 5.50%, 9/15/2019	7,252,245
4,950,000		Republic Services, Inc., Company Guarantee, Series WI, 6.20%, 3/1/2040	6,202,914
900,000		Waste Management, Inc., 7.375%, 3/11/2019	1,137,958
		TOTAL	14,593,117
		Capital Goods - Packaging – 0.1%
2,425,000	[1,2]	Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.45%, 3/1/2019	2,455,546
4,520,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	4,987,680
		TOTAL	7,443,226
		Communications - Media & Cable – 0.7%
182,000		Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 3/15/2013	196,537
5,100,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	6,009,397
4,700,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	5,680,795
2,400,000		Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012	2,476,539
6,335,000		Cox Communications, Inc., 7.125%, 10/1/2012	6,576,029
10,000,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 6/1/2013	10,489,820
7,300,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	8,810,060
1,250,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	1,549,041
4,880,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	6,350,583
7,270,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	9,619,339
3,125,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	3,683,447
		TOTAL	61,441,587
		Communications - Media Noncable – 0.3%
4,925,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	5,679,746
2,380,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	2,737,000
820,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	816,901
3,130,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	3,340,223
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	280,851
7,088,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	8,400,458
1,760,000		News America, Inc., Company Guarantee, 5.65%, 8/15/2020	2,035,752
600,000		News America, Inc., Company Guarantee, 6.90%, 8/15/2039	741,755
6,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	6,354,961
		TOTAL	30,387,647
		Communications - Telecom Wireless – 0.5%
7,430,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	11,069,876
3,460,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	3,853,921
3,100,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	3,211,777
11,000,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	12,045,000
4,150,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/15/2017	4,448,800
4,730,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	5,635,754
		TOTAL	40,265,128
		Communications - Telecom Wirelines – 1.1%
27,200,000		AT&T, Inc., 6.70%, 11/15/2013	29,947,561
2,500,000		AT&T, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2014	2,768,456

Principal Amount or Shares			Value
$3,600,000		Alltel Corp., Deb., 6.50%, 11/1/2013	3,914,807
6,050,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	6,363,396
4,590,000		CenturyLink, Inc., Sr. Unsecd. Note, 6.45%, 6/15/2021	4,866,791
7,255,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	7,797,931
2,370,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	2,689,041
2,000,000	[1,2]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	2,036,676
5,000,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	6,316,427
5,240,000		Telefonica Emisiones Sau, Company Guarantee, 5.462%, 2/16/2021	5,286,078
4,070,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	4,213,572
16,700,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.10%, 4/15/2018	20,470,979
1,470,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	1,823,282
		TOTAL	98,494,997
		Consumer Cyclical - Automotive – 1.4%
4,950,000	[1,2]	American Honda Finance Corp., Series 144A, 7.625%, 10/1/2018	6,316,306
4,660,000	[1,2]	American Honda Finance Corp., Series MTN, 4.625%, 4/2/2013	4,860,116
12,000,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, 2.95%, 1/11/2017	12,315,987
9,730,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.95%, 3/28/2014	9,772,097
34,481,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	37,645,300
2,400,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	3,547,519
3,150,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	3,302,110
1,360,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	1,361,081
1,000,000	[1,2]	Hyundai Capital America, Company Guarantee, Series 144A, 3.75%, 4/6/2016	1,018,839
4,090,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	4,429,197
2,190,000	[1,2]	Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 7/27/2016	2,271,264
14,975,000		Johnson Controls, Inc., Sr. Unsecd. Note, 4.875%, 9/15/2013	15,839,073
2,700,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	3,098,917
9,440,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	9,998,760
3,300,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	3,223,949
		TOTAL	119,000,515
		Consumer Cyclical - Entertainment – 0.6%
12,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	12,928,477
2,280,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	2,644,436
3,000,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	3,637,253
2,325,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	2,953,213
2,000,000		Time Warner, Inc., Company Guarantee, 6.10%, 7/15/2040	2,374,679
5,480,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	6,556,074
2,280,000		Time Warner, Inc., Company Guarantee, 6.25%, 3/29/2041	2,764,631
6,750,000		Time Warner, Inc., Deb., 7.25%, 10/15/2017	8,390,431
5,010,000		Viacom, Inc., Sr. Unsecd. Note, 2.50%, 12/15/2016	5,174,022
1,610,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	1,736,825
1,700,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	1,868,774
		TOTAL	51,028,815
		Consumer Cyclical - Lodging – 0.2%
6,050,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	6,465,843
2,900,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	2,898,009
3,150,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	3,453,187
850,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	968,574
		TOTAL	13,785,613

Principal Amount or Shares			Value
		Consumer Cyclical - Retailers – 0.5%
$2,470,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	2,633,539
1,920,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	2,032,118
3,900,000		CVS Caremark Corp., Note, 6.60%, 3/15/2019	4,897,035
582,167	[1,2]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	597,816
2,990,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	3,571,533
3,230,000		Costco Wholesale Corp., 5.30%, 3/15/2012	3,234,662
4,650,000		Home Depot, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	6,010,860
2,520,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	2,617,650
3,080,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	3,018,400
2,540,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	2,745,456
2,000,000		Target Corp., Sr. Unsecd. Note, 5.375%, 5/1/2017	2,381,113
1,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.80%, 2/15/2018	1,230,697
10,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.20%, 4/15/2038	13,352,419
		TOTAL	48,323,298
		Consumer Cyclical - Services – 0.2%
2,100,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,551,500
200,000		Cintas Corp. No. 2, Company Guarantee, 6.00%, 6/1/2012	202,564
2,240,000		eBay, Inc., Sr. Unsecd. Note, 3.25%, 10/15/2020	2,326,939
2,785,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	2,854,552
2,340,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	2,827,481
4,000,000		Yale University, Note, Series MTN, 2.90%, 10/15/2014	4,245,421
		TOTAL	15,008,457
		Consumer Non-Cyclical - Food/Beverage – 1.3%
330,000		Archer-Daniels-Midland Co., 5.935%, 10/1/2032	400,619
4,870,000	[1,2]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	5,464,637
4,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	4,506,850
3,210,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	3,759,864
3,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	3,848,183
5,000,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	5,604,464
5,040,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	5,103,982
3,170,000		General Mills, Inc., Note, 5.70%, 2/15/2017	3,762,855
3,100,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	3,217,335
2,000,000		Hershey Foods Corp., Sr. Unsecd. Note, 5.00%, 4/1/2013	2,091,683
2,880,000		Kellogg Co., 4.25%, 3/6/2013	2,987,115
2,295,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	2,376,208
500,000		Kraft Foods, Inc., 6.50%, 11/1/2031	621,344
6,286,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	6,373,430
2,145,000		Kraft Foods, Inc., Sr. Unsecd. Note, 2.625%, 5/8/2013	2,190,817
10,050,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	12,135,501
7,210,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	9,370,458
1,465,000		PepsiCo, Inc., 4.65%, 2/15/2013	1,525,297
4,250,000		PepsiCo, Inc., Note, 4.50%, 1/15/2020	4,902,734
642,000		PepsiCo, Inc., Sr. Unsecd. Note, 7.90%, 11/1/2018	880,137
8,570,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	8,825,330
6,830,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 5.75%, 4/7/2021	7,735,953
4,480,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	4,636,115
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	203,532
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	260,046
5,500,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	5,634,062

Principal Amount or Shares		Value
$1,035,000	Sysco Corp., Sr. Note, 5.375%, 3/17/2019	1,241,619
1,510,000	The Coca-Cola Co., Sr. Unsecd. Note, Series WI, 1.80%, 9/1/2016	1,554,834
	TOTAL	111,215,004
	Consumer Non-Cyclical - Health Care – 0.4%
1,125,000	Boston Scientific Corp., 4.50%, 1/15/2015	1,208,757
1,875,000	Boston Scientific Corp., 6.00%, 1/15/2020	2,192,178
2,140,000	CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	2,520,562
3,000,000	Covidien International Finance SA, 5.45%, 10/15/2012	3,078,900
3,660,000	Express Scripts, Inc., Company Guarantee, 5.25%, 6/15/2012	3,708,362
1,800,000	Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	2,241,167
4,500,000	Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	4,591,698
1,600,000	Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	1,738,593
6,885,000	Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.40%, 7/1/2017	8,200,645
3,590,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.15%, 12/28/2012	3,640,586
1,760,000	Zimmer Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	2,013,922
	TOTAL	35,135,370
	Consumer Non-Cyclical - Pharmaceuticals – 0.8%
10,670,000	Abbott Laboratories, 5.15%, 11/30/2012	11,049,765
1,000,000	Abbott Laboratories, Sr. Unsecd. Note, 5.60%, 11/30/2017	1,221,949
7,120,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	7,551,650
1,860,000	Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	1,896,889
2,109,000	Eli Lilly & Co., Bond, 5.20%, 3/15/2017	2,494,847
3,000,000	Eli Lilly & Co., Note, 6.00%, 3/15/2012	3,004,956
400,000	Eli Lilly & Co., Unsecd. Note, 6.57%, 1/1/2016	477,258
3,740,000	Genentech, Inc., Note, 4.75%, 7/15/2015	4,196,085
6,960,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	7,477,744
2,000,000	GlaxoSmithKline Capital, Inc., 5.65%, 5/15/2018	2,453,457
500,000	Merck & Co., Inc., Sr. Unsecd. Note, 5.00%, 6/30/2019	599,856
6,758,000	Pfizer, Inc., Sr. Unsecd. Note, 5.35%, 3/15/2015	7,692,621
10,730,000	Pfizer, Inc., Sr. Unsecd. Note, 6.20%, 3/15/2019	13,592,513
645,000	Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	815,418
3,000,000	Wyeth, Sr. Unsecd. Note, 5.50%, 2/15/2016	3,509,832
	TOTAL	68,034,840
	Consumer Non-Cyclical - Products – 0.2%
1,330,000	Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	1,416,865
5,740,000	Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	6,362,924
550,000	Philips Electronics NV, 4.625%, 3/11/2013	571,561
2,840,000	Philips Electronics NV, 5.75%, 3/11/2018	3,351,493
7,310,000	Whirlpool Corp., Note, 8.00%, 5/1/2012	7,392,808
2,190,000	Whirlpool Corp., Series MTN, 5.50%, 3/1/2013	2,285,719
	TOTAL	21,381,370
	Consumer Non-Cyclical - Supermarkets – 0.2%
4,000,000	Kroger Co., 7.50%, 1/15/2014	4,484,839
3,000,000	Kroger Co., Bond, 6.90%, 4/15/2038	3,870,868
5,060,000	Kroger Co., Note, 6.80%, 12/15/2018	6,293,969
	TOTAL	14,649,676
	Consumer Non-Cyclical - Tobacco – 0.3%
7,740,000	Altria Group, Inc., 9.25%, 8/6/2019	10,577,646
2,220,000	Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	2,465,790

Principal Amount or Shares			Value
$4,260,000		Philip Morris International, Inc., 5.65%, 5/16/2018	5,129,334
5,000,000		Philip Morris International, Inc., 6.875%, 3/17/2014	5,637,495
5,000,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	6,175,819
		TOTAL	29,986,084
		Energy - Independent – 0.9%
2,780,000		Apache Corp., Sr. Unsecd. Note, 5.10%, 9/1/2040	3,252,082
3,940,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	4,363,821
10,000,000		Canadian Natural Resources Ltd., 5.45%, 10/1/2012	10,248,119
1,980,000		Devon Energy Corp., 6.30%, 1/15/2019	2,461,460
1,480,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	1,773,986
1,730,000		Pemex Project Funding Master, 5.75%, 12/15/2015	1,927,220
1,400,000	[1,2]	Petroleos Mexicanos, Company Guarantee, Series 144A, 6.50%, 6/2/2041	1,601,344
14,700,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	15,756,700
14,260,000		Petroleos Mexicanos, Company Guarantee, Series WI, 5.50%, 1/21/2021	15,678,776
5,965,000		Petroleos Mexicanos, Company Guarantee, Series WI, 6.00%, 3/5/2020	6,791,702
1,330,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	1,344,070
9,510,000		XTO Energy, Inc., 6.375%, 6/15/2038	13,927,885
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	930,820
		TOTAL	80,057,985
		Energy - Integrated – 0.7%
5,080,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	5,509,264
3,470,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	3,718,119
4,615,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	5,349,703
4,000,000		BP Capital Markets PLC, Company Guarantee, 5.25%, 11/7/2013	4,297,036
100,000		BP PLC, Deb., 8.75%, 3/1/2032	133,000
4,030,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	4,618,734
9,000,000		Conoco, Inc., 7.25%, 10/15/2031	12,578,928
300,000		Conoco, Inc., Sr. Unsecd. Note, 6.95%, 4/15/2029	411,176
4,270,000		Hess Corp., 7.00%, 2/15/2014	4,733,455
5,260,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	6,083,575
2,000,000		Husky Energy, Inc., 5.90%, 6/15/2014	2,186,643
6,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	7,353,754
5,490,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	6,426,643
350,000	[1,2]	Statoil ASA, Series 144A, 5.125%, 4/30/2014	380,657
		TOTAL	63,780,687
		Energy - Oil Field Services – 0.3%
4,515,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	4,892,938
1,750,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	2,253,924
4,530,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	4,776,419
2,085,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	2,273,786
4,600,000		Noble Holding International Ltd., Sr. Unsecd. Note, 3.05%, 3/1/2016	4,765,670
2,275,000	[1,2]	Schlumberger Investment SA, Company Guarantee, Series 144A, 1.95%, 9/14/2016	2,313,664
2,040,000		Weatherford International Ltd., 6.00%, 3/15/2018	2,349,030
2,350,000		Weatherford International Ltd., 9.875%, 3/1/2039	3,309,255
		TOTAL	26,934,686
		Energy - Refining – 0.2%
2,200,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	2,495,810
4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	4,768,817
4,390,000		Valero Energy Corp., 9.375%, 3/15/2019	5,840,172

Principal Amount or Shares			Value
$900,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	956,637
		TOTAL	14,061,436
		Financial Institution - Banking – 7.0%
1,580,000		American Express Co., Note, Series MTN, 2.75%, 9/15/2015	1,646,094
9,668,000		American Express Co., Sr. Unsecd. Note, 7.25%, 5/20/2014	10,903,806
5,605,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	7,370,030
5,000,000		American Express Credit Corp., Series C, 7.30%, 8/20/2013	5,434,518
3,480,000		American Express Credit Corp., Series MTN, 5.875%, 5/2/2013	3,674,631
3,820,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 8/25/2014	4,183,299
5,360,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.80%, 9/19/2016	5,566,487
3,130,000	[1,2]	ANZ National (Int'l) Ltd., Company Guarantee, Series 144A, 2.375%, 12/21/2012	3,161,621
8,595,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	9,118,272
3,100,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	3,173,900
6,840,000		Bank of America Corp., Note, 4.50%, 4/1/2015	6,991,627
7,750,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	8,453,656
8,640,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	8,663,508
990,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	990,493
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	2,121,372
4,690,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	4,978,934
2,420,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	2,642,352
10,000,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	11,450,374
1,225,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.90%, 5/1/2013	1,263,045
8,800,000		Bank of America Corp., Sub. Note, 4.75%, 8/15/2013	9,074,832
2,500,000	[1,2]	Barclays Bank PLC, Series 144A, 5.926%, 9/29/2049	2,178,825
1,870,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	2,079,079
16,230,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	19,749,696
4,500,000		Capital One Bank, Sub., 8.80%, 7/15/2019	5,518,649
2,360,000		Capital One Capital IV, 6.745%, 2/17/2037	2,398,350
6,205,000		Capital One Capital V, 10.25%, 8/15/2039	6,499,738
13,850,000		Capital One Capital VI, 8.875%, 5/15/2040	14,362,810
7,852,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	8,752,647
5,500,000		Citigroup, Inc., Note, 4.75%, 5/19/2015	5,838,102
10,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	10,908,833
5,300,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	5,609,363
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	2,120,604
11,600,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	12,325,590
20,000,000		Citigroup, Inc., Sr. Unsecd. Note, 6.50%, 8/19/2013	21,226,487
3,040,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	3,609,640
2,850,000		City National Corp., Note, 5.25%, 9/15/2020	2,860,629
300,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	332,919
3,410,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.75%, 10/15/2014	3,538,175
2,000,000		Credit Suisse (USA), Inc., 5.125%, 1/15/2014	2,120,215
1,000,000		Credit Suisse (USA), Inc., Unsecd. Note, 5.50%, 8/15/2013	1,053,765
15,000,000		Credit Suisse AG New York, Sr. Unsecd. Note, 2.20%, 1/14/2014	15,121,898
1,250,000		Credit Suisse FB USA, Inc., Company Guarantee, 5.125%, 8/15/2015	1,359,064
6,630,000		Deutsche Bank AG London, Sr. Unsecd. Note, Series 1, 3.25%, 1/11/2016	6,776,623
4,520,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	4,777,240
2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,521,918
7,820,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	8,233,222

Principal Amount or Shares			Value
$6,000,000		Goldman Sachs Group, Inc., Series MTN, 6.00%, 5/1/2014	6,456,136
1,550,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	1,551,886
7,735,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.70%, 8/1/2015	7,890,265
8,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.00%, 10/1/2014	8,454,458
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	319,242
1,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 10/15/2013	1,574,460
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.35%, 1/15/2016	1,062,079
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2020	12,267,614
17,385,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.45%, 11/1/2012	17,838,637
2,840,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	2,974,293
9,310,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.15%, 4/1/2018	10,101,190
15,250,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	16,138,997
4,680,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	5,168,290
2,675,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	2,715,998
1,000,000		Hudson United Bancorp, Series BKNT, 7.00%, 5/15/2012	1,010,764
1,850,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	2,120,005
15,010,000		J.P. Morgan Chase & Co., Note, Series 2, 1.65%, 9/30/2013	15,225,667
1,660,000		J.P. Morgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,931,572
13,000,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	15,311,293
4,500,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,826,678
3,150,000		J.P. Morgan Chase & Co., Sub., 5.75%, 1/2/2013	3,273,819
3,800,000		M & T Bank Corp., 5.375%, 5/24/2012	3,840,498
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	2,165,060
80,000		Marshall & Ilsley Bank, Milwaukee, Series CD, 4.65%, 12/20/2012	82,627
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	1,020,445
650,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	675,270
12,350,000		Merrill Lynch & Co., Sr. Unsecd. Note, 5.45%, 2/5/2013	12,684,749
250,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	257,156
5,020,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	4,922,500
17,200,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	16,728,218
4,100,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	4,119,785
10,000,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	9,878,543
8,090,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	8,042,223
17,594,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.625%, 9/23/2019	17,706,185
5,925,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	6,149,420
1,855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.00%, 4/28/2015	1,950,110
4,580,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.625%, 4/1/2018	4,871,569
1,200,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, Series 144A, 2.50%, 11/13/2012	1,211,449
5,000,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, Series 144A, 3.70%, 11/13/2014	5,186,282
1,000,000		Northern Trust Corp., 4.625%, 5/1/2014	1,078,411
2,000,000		Northern Trust Corp., Series BKNT, 4.60%, 2/1/2013	2,070,835
2,000,000		PNC Bank, N.A., Series BKNT, 6.00%, 12/7/2017	2,300,159
5,200,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	5,718,453
1,170,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	1,348,810
2,000,000		PNC Funding Corp., Sr. Unsecd. Note, 6.70%, 6/10/2019	2,469,838
2,235,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	2,492,794
500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 6.517%, 3/29/2049	389,375
1,009,974	[1,2]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	696,135
8,900,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	8,589,207

Principal Amount or Shares			Value
$80,000		Southwest Bank AN M&I, Series CD2, 4.65%, 12/20/2012	82,627
750,000		State Street Bank and Trust Co., Sub. Note, Series BKNT, 5.30%, 1/15/2016	839,602
1,500,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	1,606,995
4,280,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	4,435,369
4,380,000		Suntrust Capital VIII, Jr. Sub. Note, 6.10%, 12/15/2036	4,349,923
2,180,000		U.S. Bank, N.A., Sub. Note, Series BKNT, 4.95%, 10/30/2014	2,389,077
2,000,000		US Bancorp, Sr. Note, Series MTN, 2.125%, 2/15/2013	2,033,599
2,300,000		Wachovia Bank N.A., Sub. Note, Series BKNT, 4.875%, 2/1/2015	2,490,604
11,990,000		Wachovia Corp., 5.75%, 2/1/2018	13,937,682
1,225,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.625%, 12/11/2017	1,419,368
11,150,000		Wells Fargo Bank, N.A., Sub. Note, Series AI, 4.75%, 2/9/2015	12,018,250
6,600,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	7,090,407
8,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	10,496,969
		TOTAL	612,786,853
		Financial Institution - Brokerage – 1.0%
5,180,000		BlackRock, Inc., 6.25%, 9/15/2017	6,156,676
10,830,000	[1,2]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.40%, 3/15/2018	11,596,325
7,925,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	7,914,369
2,820,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.95%, 6/1/2014	3,069,017
2,975,000		Eaton Vance Corp., 6.50%, 10/2/2017	3,420,488
2,645,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	3,192,920
2,300,000	[1,2]	FMR LLC, Note, Series 144A, 7.49%, 6/15/2019	2,717,227
6,740,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	7,199,539
3,830,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	4,162,862
4,000,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	3,960,000
9,040,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	9,808,400
2,815,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	2,966,117
440,000		Nuveen Investments, 5.50%, 9/15/2015	413,600
7,560,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	8,903,106
3,345,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	3,490,420
5,335,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	5,724,425
		TOTAL	84,695,491
		Financial Institution - Finance Noncaptive – 1.7%
1,555,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,729,091
4,770,000		Berkshire Hathaway, Inc., Company Guarantee, 5.00%, 8/15/2013	5,073,846
5,210,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	6,356,231
15,000,000		General Electric Capital Corp., 4.80%, 5/1/2013	15,705,605
14,210,000		General Electric Capital Corp., 5.625%, 5/1/2018	16,493,943
1,750,000		General Electric Capital Corp., Series MTN, 5.625%, 9/15/2017	2,019,120
20,000,000		General Electric Capital Corp., Sr. Note, 1.875%, 9/16/2013	20,398,178
4,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.80%, 1/8/2013	4,076,005
8,880,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	9,262,845
1,800,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	1,932,795
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	2,180,098
13,884,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.40%, 9/20/2013	14,849,864
5,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.50%, 1/8/2020	5,755,339
3,200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	3,937,121
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 5.375%, 10/20/2016	2,290,745

Principal Amount or Shares			Value
$10,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 5.875%, 1/14/2038	11,244,679
200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series NOTZ, 5.00%, 6/15/2016	217,298
1,900,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	2,100,263
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,340,000
1,109,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	1,192,360
4,000,000		HSBC Finance Corp., Sr. Unsecd. Note, 7.00%, 5/15/2012	4,047,428
1,000,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note — Sr. Sub Note, Series 144A, 4.34%, 12/21/2065	696,860
3,960,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	4,036,725
1,000,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,087,336
7,520,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	7,071,713
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	935,141
		TOTAL	147,030,629
		Financial Institution - Insurance - Health – 0.2%
2,383,000		UnitedHealth Group, Inc., 6.00%, 11/15/2017	2,890,543
1,710,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.50%, 11/15/2012	1,768,232
4,795,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	5,867,184
2,890,000		Wellpoint, Inc., 5.85%, 1/15/2036	3,455,993
4,279,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	5,424,328
		TOTAL	19,406,280
		Financial Institution - Insurance - Life – 1.5%
730,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	824,771
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	3,882,959
1,160,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	1,406,430
3,600,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	4,709,799
7,150,000		American International Group, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2014	7,405,373
9,600,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	10,696,459
2,070,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	2,458,316
2,650,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	2,819,413
16,522,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	24,140,943
2,310,000	[1,2]	MetLife Global Funding I, Sr. Secd. Note, Series 144A, 5.125%, 6/10/2014	2,508,936
1,480,000		MetLife, Inc., 6.75%, 6/1/2016	1,775,585
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	3,146,000
3,600,000		MetLife, Inc., Sr. Unsecd. Note, 2.375%, 2/6/2014	3,699,079
300,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	332,348
3,000,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	3,662,712
5,000,000	[1,2]	New York Life Insurance Co., Sub. Note, Series 144A, 6.75%, 11/15/2039	6,525,846
11,450,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	14,044,036
4,045,000	[1,2]	Pacific Life Global Funding, Sr. Secd. Note, Series 144A, 5.15%, 4/15/2013	4,222,970
3,000,000	[1,2]	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	3,181,302
2,070,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	2,442,559
4,440,000		Prudential Financial, Inc., Series MTN, 5.15%, 1/15/2013	4,603,751
1,050,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,248,919
430,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	534,755
6,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 2.75%, 1/14/2013	6,097,766
2,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 3.625%, 9/17/2012	2,540,150
11,325,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.75%, 9/17/2015	12,403,210
250,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017	290,244
2,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.20%, 11/15/2040	2,352,990

Principal Amount or Shares			Value
$300,000		SunAmerica, Inc., Deb., 8.125%, 4/28/2023	343,312
		TOTAL	134,300,933
		Financial Institution - Insurance - P&C – 0.7%
9,260,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	10,493,802
1,390,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	1,633,408
2,625,000		Allstate Corp., Unsecd. Note, 5.00%, 8/15/2014	2,847,487
1,000,000		Assured Guaranty US Holding, Inc., 7.00%, 6/1/2034	998,994
5,625,000		CNA Financial Corp., 6.50%, 8/15/2016	6,311,578
7,620,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	8,272,289
3,770,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	4,383,343
2,880,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	3,484,092
1,000,000		Cincinnati Financial Corp., 6.92%, 5/15/2028	1,133,630
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	892,686
3,615,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	3,622,757
1,750,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	1,824,161
6,600,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	8,262,526
1,320,000	[1,2]	TIAA Global Markets, Inc., Series 144A, 4.95%, 7/15/2013	1,395,615
2,395,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	2,723,113
7,740,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	7,546,500
		TOTAL	65,825,981
		Financial Institution - REITs – 1.0%
2,950,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	3,259,331
2,920,000		AMB Property LP, Series MTN, 6.30%, 6/1/2013	3,008,525
3,000,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	3,049,515
2,260,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.70%, 3/15/2017	2,571,624
5,250,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	6,112,232
870,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	916,515
10,480,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	11,203,913
300,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 6/15/2017	319,855
5,350,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	5,947,599
1,000,000		Liberty Property LP, 6.625%, 10/1/2017	1,148,329
6,400,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	7,346,033
4,900,000		ProLogis, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 8/15/2014	5,350,656
1,270,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	1,276,439
3,950,000		Prologis, Sr. Unsecd. Note, 5.50%, 4/1/2012	3,961,177
3,080,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	3,220,447
14,000,000		Simon Property Group LP, 6.125%, 5/30/2018	16,771,935
4,315,000		Simon Property Group LP, 6.75%, 5/15/2014	4,756,444
4,140,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	4,674,929
2,100,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	2,203,143
		TOTAL	87,098,641
		Foreign - Local - Government – 0.3%
900,000		Ontario, Province of, 4.375%, 2/15/2013	933,333
18,850,000		Province of Saskatchewan Canada, Unsecd. Note, 9.125%, 2/15/2021	27,876,172
		TOTAL	28,809,505
		Municipal Services – 0.0%
790,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	744,417
1,560,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,478,646
		TOTAL	2,223,063

Principal Amount or Shares		Value
	Sovereign – 0.1%
$3,900,000	Corp Andina De Fomento, Note, 8.125%, 6/4/2019	4,868,504
2,160,000	Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	2,223,465
3,700,000	Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	5,279,641
	TOTAL	12,371,610
	Technology – 1.6%
5,650,000	Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	5,976,773
2,110,000	BMC Software, Inc., 7.25%, 6/1/2018	2,533,267
1,600,000	BMC Software, Inc., Sr. Unsecd. Note, 4.25%, 2/15/2022	1,666,356
2,280,000	Cisco Systems, Inc., Sr. Unsecd. Note, 3.15%, 3/14/2017	2,493,199
18,510,000	Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	21,702,159
3,460,000	Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	3,520,122
4,730,000	Dell Computer Corp., Deb., 7.10%, 4/15/2028	6,086,915
14,820,000	Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	17,565,945
4,200,000	Harris Corp., 5.95%, 12/1/2017	4,768,250
8,440,000	Hewlett-Packard Co., 6.125%, 3/1/2014	9,232,279
2,890,000	Hewlett-Packard Co., Note, 5.40%, 3/1/2017	3,285,894
2,500,000	Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,545,317
3,320,000	Hewlett-Packard Co., Sr. Unsecd. Note, 2.125%, 9/13/2015	3,371,852
1,830,000	Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	1,936,465
6,000,000	Hewlett-Packard Co., Sr. Unsecd. Note, 4.65%, 12/9/2021	6,500,503
5,000,000	IBM Corp., 7.625%, 10/15/2018	6,787,894
500,000	IBM Corp., Deb., 6.22%, 8/1/2027	657,688
3,150,000	IBM Corp., Deb., 8.375%, 11/1/2019	4,537,570
135,000	IBM Corp., Deb., Series A, 7.50%, 6/15/2013	147,000
2,950,000	IBM Corp., Sr. Note, 5.70%, 9/14/2017	3,597,488
1,340,000	Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	1,567,413
3,800,000	KLA-Tencor Corp., 6.90%, 5/1/2018	4,552,322
2,820,000	Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	2,907,690
5,000,000	Oracle Corp., 5.00%, 7/8/2019	5,975,062
1,000,000	Oracle Corp., Note, 5.25%, 1/15/2016	1,160,735
500,000	Oracle Corp., Sr. Unsecd. Note, 5.75%, 4/15/2018	614,495
3,500,000	Pitney Bowes, Inc., Sr. Unsecd. Note, 4.625%, 10/1/2012	3,579,581
2,000,000	Pitney Bowes, Inc., Unsecd. Note, 3.875%, 6/15/2013	2,061,695
2,100,000	SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	2,319,655
4,730,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	4,933,852
2,255,000	Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	2,314,342
	TOTAL	140,899,778
	Transportation - Airlines – 0.4%
299,797	Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	321,719
2,640,000	Southwest Airlines Co., 6.50%, 3/1/2012	2,640,882
28,655,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	30,969,907
	TOTAL	33,932,508
	Transportation - Railroads – 0.4%
3,730,000	Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	4,115,660
9,840,000	Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	11,765,647
2,130,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 7.00%, 2/1/2014	2,375,925
3,000,000	Canadian National Railway Co., 5.55%, 5/15/2018	3,604,272
1,850,000	Canadian Pacific RR, 7.125%, 10/15/2031	2,179,490
3,900,000	Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	4,649,345

Principal Amount or Shares			Value
$1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,727,339
1,750,000		Union Pacific Corp., Sr. Unsecd. Note, 4.163%, 7/15/2022	1,933,190
		TOTAL	32,350,868
		Transportation - Services – 0.2%
1,800,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, Series 144A, 2.25%, 1/10/2014	1,815,520
250,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, Series 144A, 2.75%, 7/1/2013	253,711
2,030,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	2,362,114
2,690,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	2,944,221
2,565,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	2,675,334
1,790,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	1,872,430
3,580,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 1/15/2021	3,862,136
		TOTAL	15,785,466
		Utility - Electric – 1.8%
2,500,000		Alabama Power Co., 5.70%, 2/15/2033	3,074,051
3,380,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	4,501,641
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	937,054
8,100,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	9,663,559
3,000,000		Consolidated Edison Co., Series '08-A, 5.85%, 4/1/2018	3,696,192
6,120,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	7,735,570
410,000		Consolidated Edison Co., Sr. Unsecd. Note, Series '06-C, 5.50%, 9/15/2016	481,665
2,950,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	4,019,213
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	3,767,494
427,000		Duke Energy Indiana, Inc., Sr. Deb., 6.12%, 10/15/2035	498,712
1,380,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.10%, 6/15/2013	1,407,038
5,885,000	[1,2]	Electricite De France SA, Note, Series 144A, 5.60%, 1/27/2040	6,220,606
2,990,000	[1,2]	Electricite De France SA, Series 144A, 5.50%, 1/26/2014	3,210,729
2,840,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	2,876,259
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	296,036
513,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	606,652
9,000,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	10,558,267
1,360,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	1,642,909
3,000,000		FPL Group Capital, Inc., Unsecd. Note, 5.35%, 6/15/2013	3,158,539
3,370,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	3,655,753
6,520,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	7,487,154
1,544,489	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	1,708,480
5,560,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	5,754,754
1,750,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, Series 144A, 6.25%, 6/17/2014	1,887,269
3,730,000		MidAmerican Energy Co., 4.65%, 10/1/2014	4,089,783
1,325,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,598,405
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,254,850
2,690,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	2,864,722
6,308,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	9,251,526
860,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	1,022,512
1,020,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,056,739
5,900,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	6,505,188
3,300,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	3,363,715
1,625,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	1,697,186
435,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	506,672
710,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	895,860

Principal Amount or Shares			Value
$2,000,000		Progress Energy, Inc., 7.05%, 3/15/2019	2,510,347
500,000		Public Service Co., CO, 1st Mtg. Bond, Series 20, 5.125%, 6/1/2019	591,244
500,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	628,152
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	1,871,657
1,225,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	1,382,822
5,290,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	5,485,749
3,700,000		Union Electric Co., 6.00%, 4/1/2018	4,378,338
1,280,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.00%, 6/30/2019	1,499,637
7,340,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	7,586,355
6,000,000		Westar Energy, Inc., 1st Mtg. Bond, 8.625%, 12/1/2018	7,906,787
		TOTAL	156,793,842
		Utility - Natural Gas Distributor – 0.4%
14,875,000		Atmos Energy Corp., 4.95%, 10/15/2014	16,279,919
510,000		Atmos Energy Corp., 5.125%, 1/15/2013	528,722
1,290,000		Atmos Energy Corp., 8.50%, 3/15/2019	1,710,816
1,700,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	1,856,142
5,680,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	5,905,303
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,451,526
2,655,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	3,183,510
3,000,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	4,113,522
3,000,000		Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	3,283,141
		TOTAL	38,312,601
		Utility - Natural Gas Pipelines – 1.0%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	750,878
1,205,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,264,861
2,280,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	2,563,741
3,750,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	4,284,071
2,985,000		Enterprise Products Operating LLC, 4.60%, 8/1/2012	3,032,701
7,785,000		Enterprise Products Operating LLC, Company Guarantee, 3.70%, 6/1/2015	8,300,337
5,820,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	6,707,757
11,880,000		Enterprise Products Operating LP, Company Guarantee, 5.90%, 4/15/2013	12,493,927
7,210,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	8,372,727
3,550,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.00%, 12/15/2013	3,783,070
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	445,805
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,739,571
5,870,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	6,787,669
3,340,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	4,008,033
12,470,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 7.125%, 3/15/2012	12,485,587
5,760,000		Williams Partners LP, 5.25%, 3/15/2020	6,555,347
3,330,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	3,530,742
		TOTAL	87,106,824
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,767,655,184)	3,036,426,231
		ADJUSTABLE RATE MORTGAGES – 0.0%
		Federal National Mortgage Association – 0.0%
18,175		FNMA ARM 681769, 2.145%, 1/01/2033	18,957
		Government National Mortgage Association – 0.0%
1,267		GNMA2 ARM 8717, 2.125%, 10/20/2025	1,300

Principal Amount or Shares			Value
$2,658		GNMA2 ARM 80201, 30 Year, 2.375%, 5/20/2028	2,779
		TOTAL	4,079
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $22,803)	23,036
		ASSET-BACKED SECURITIES – 0.0%
		Financial Institution - Finance Noncaptive – 0.0%
275,019		Countrywide Home Loan, Inc., Class 2A1, 6.00%, 2/25/2037	176,017
		Home Equity Loan – 0.0%
4,522	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029	3,742
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $279,776)	179,759
		CERTIFICATE OF DEPOSIT – 0.0%
		Financial Institution - Banking – 0.0%
85,000		Goldman Sachs Bank USA CD, 4.600%, 12/12/2012 (IDENTIFIED COST $85,645)	87,687
		GOVERNMENT AGENCIES – 5.2%
630,000		Federal Farm Credit System, Bond, 4.30%, 12/15/2014	696,360
1,000,000		Federal Farm Credit System, Bond, 4.75%, 12/12/2013	1,076,875
45,000,000		Federal Home Loan Bank System, 3.625%, 10/18/2013	47,415,974
1,250,000		Federal Home Loan Bank System, Bond, 3.50%, 3/13/2015	1,361,965
2,000,000		Federal Home Loan Bank System, Bond, 4.25%, 6/14/2013	2,099,918
2,000,000		Federal Home Loan Bank System, Bond, 4.625%, 10/10/2012	2,052,697
2,000,000		Federal Home Loan Bank System, Bond, 5.00%, 12/9/2016	2,367,563
1,000,000		Federal Home Loan Bank System, Bond, 5.65%, 4/20/2022	1,007,447
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.50%, 11/15/2012	463,814
85,000,000		Federal Home Loan Mortgage Corp., 0.50%, 2/21/2014	85,169,464
2,000,000		Federal Home Loan Mortgage Corp., 2.125%, 3/23/2012	2,002,742
40,000,000	[4]	Federal Home Loan Mortgage Corp., 4.875%, 6/13/2018	48,120,824
200,000,000	[4]	Federal Home Loan Mortgage Corp., Note, 1.75%, 9/10/2015	207,552,220
2,000,000	[4]	Federal Home Loan Mortgage Corp., Note, 3.75%, 3/27/2019	2,278,205
400,000		Federal Home Loan Mortgage Corp., Note, Series MTN3, 4.625%, 4/4/2013	418,752
40,000,000	[4]	Federal National Mortgage Association, 3.875%, 7/12/2013	41,964,488
5,780,000	[4]	Federal National Mortgage Association, Bond, 6.625%, 11/15/2030	8,473,006
2,000,000		Federal National Mortgage Association, Note, 2.75%, 3/13/2014	2,095,335
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	1,058,421
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $433,100,439)	457,676,070
		GOVERNMENTS/AGENCIES – 0.3%
		Sovereign – 0.3%
16,950,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	20,060,325
2,225,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	2,408,562
3,800,000	[1,2]	State of Qatar, Series 144A, 6.40%, 1/20/2040	4,427,000
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $22,269,165)	26,895,887
		U.S. TREASURY – 7.8%
		U.S. Treasury Notes – 7.8%
500,680,000		U.S. Treasury Inflation-Protected Note, Series D-2021, 0.625%, 7/15/2021	550,415,498
125,000,000		United States Treasury Note, 1.125%, 6/15/2013	126,419,413
9,000,000		United States Treasury Note, 3.125%, 5/15/2019	10,053,633
		TOTAL U.S. TREASURY (IDENTIFIED COST $664,145,227)	686,888,544

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES – 0.1%
	Federal Home Loan Mortgage Corporation – 0.0%
$68,325	Federal Home Loan Mortgage Corp., Pool A53146, 5.50%, 10/1/2036	74,196
117,411	Federal Home Loan Mortgage Corp., Pool A69436, 6.00%, 12/1/2037	128,856
144,446	Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	155,619
40,508	Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	43,637
114,166	Federal Home Loan Mortgage Corp., Pool G02562, 6.00%, 1/1/2037	125,829
12,271	Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	12,868
	TOTAL	541,005
	Federal National Mortgage Association – 0.0%
39,455	Federal National Mortgage Association, Pool 254805, 5.00%, 6/1/2013	42,495
55,944	Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014	58,258
349,611	Federal National Mortgage Association, Pool 257306, 5.50%, 8/1/2038	380,486
715	Federal National Mortgage Association, Pool 390900, 7.50%, 6/1/2012	722
236,195	Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	254,393
174,866	Federal National Mortgage Association, Pool 906224, 5.50%, 1/1/2037	190,691
	TOTAL	927,045
	Government National Mortgage Association – 0.1%
13,366	Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	15,499
9,551	Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	10,896
8,688	Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	9,994
19,893	Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	22,699
25,420	Government National Mortgage Association, Pool 2698, 5.50%, 1/20/2029	28,308
23,995	Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	27,383
8,979	Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	10,349
2,219	Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	2,543
23,579	Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	27,061
16,130	Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	18,526
17,194	Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	19,755
160,119	Government National Mortgage Association, Pool 3320, 5.50%, 12/20/2032	178,056
114,836	Government National Mortgage Association, Pool 3333, 5.50%, 1/20/2033	127,700
35,593	Government National Mortgage Association, Pool 3375, 5.50%, 4/20/2033	39,580
168,409	Government National Mortgage Association, Pool 3390, 5.50%, 5/20/2033	187,274
192,630	Government National Mortgage Association, Pool 3403, 5.50%, 6/20/2033	214,208
266,935	Government National Mortgage Association, Pool 3458, 5.00%, 10/20/2033	294,800
124,391	Government National Mortgage Association, Pool 3499, 5.00%, 1/20/2034	137,337
96,586	Government National Mortgage Association, Pool 3556, 5.50%, 5/20/2034	107,376
297,752	Government National Mortgage Association, Pool 3623, 5.00%, 10/20/2034	328,647
17,479	Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	20,365
1,367	Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	1,611
3,784	Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026	4,405
566	Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	664
2,847	Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	3,339
239	Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	283
144,691	Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	165,797
5,203	Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	5,986
5,861	Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	6,716
1,039	Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	1,193
240,556	Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	263,096
153,048	Government National Mortgage Association, Pool 643816, 6.00%, 7/15/2025	172,391
173,777	Government National Mortgage Association, Pool 704189, 5.50%, 1/15/2039	193,496

Principal Amount or Shares			Value
$56,067		Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	64,231
131,558		Government National Mortgage Association, Pool 782604, 5.50%, 3/15/2039	146,547
		TOTAL	2,858,111
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,911,312)	4,326,161
		COLLATERALIZED MORTGAGE OBLIGATIONS – 2.5%
		Commercial Mortgage – 2.5%
10,000,000		Banc of America Commercial Mortgage, Inc. 2007-4, Class AM, 6.000%, 2/10/2051	10,135,667
10,000,000		Bear Stearns Commercial Mortgage Securities 2007-PW16, Class AM, 5.906%, 6/11/2040	10,570,908
9,702,219		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AAB, 5.439%, 9/15/2039	9,941,151
21,000,000	[1,2]	DBUBS Mortgage Trust 2011-LC2A, Class B, 4.998%, 7/10/2044	21,661,706
10,000,000		JP Morgan Chase Commercial Mortgage Securities 2007-CB19, Class AM, 5.742%, 2/12/2049	10,182,714
8,000,000	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2011-C3A, Class B, 5.013%, 2/15/2046	7,897,590
6,700,000		Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.263%, 2/12/2051	7,095,969
10,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A4, 5.485%, 3/12/2051	10,868,908
33,930,000		Morgan Stanley Capital I 2007-IQ14, Class A4, 5.692%, 4/15/2049	37,536,175
31,800,000		Morgan Stanley Capital I 2007-IQ16, Class AM, 6.110%, 12/12/2049	34,231,673
7,501,000	[1,2]	Morgan Stanley Capital I 2011-C1, Class B, 5.255%, 9/15/2047	7,522,700
500,000		TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.983%, 8/15/2039	510,905
17,000,000	[1,2]	UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class AS, 5.154%, 1/10/2045	17,945,496
12,881,000	[1,2]	UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class B, 5.874%, 1/10/2045	14,143,030
13,800,000	[1,2]	WF-RBS Commercial Mortgage Trust 2011-C3, Class B, 5.637%, 11/15/2044	14,806,140
		TOTAL	215,050,732
		Federal Home Loan Mortgage Corporation – 0.0%
400,000		Federal Home Loan Mortgage Corp. REMIC 3051F MY, 5.50%, 10/15/2025	453,662
		Federal National Mortgage Association – 0.0%
11,848		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	13,518
5,867		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	6,845
		TOTAL	20,363
		Government National Mortgage Association – 0.0%
149,914		Government National Mortgage Association REMIC 0486C TA, 4.00%, 7/20/2034	156,161
500,000		Government National Mortgage Association REMIC 2003-1 PE, 5.50%, 7/16/2032	542,554
		TOTAL	698,715
		Non-Agency Mortgage – 0.0%
5,968	[1]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 2.985%, 1/28/2027	5,002
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $207,393,459)	216,228,474
		MUNICIPAL BOND – 0.1%
9,840,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.72% Bonds, 12/1/2038 (IDENTIFIED COST $10,058,836)	12,119,830
		PREFERRED STOCKS – 0.0%
		Finance - Commercial – 0.0%
26	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.000%	22,561
		Technology – 0.0%
4,425	[1]	Pitney Bowes International Holdings, Inc., Pfd., Series F, 6.125%	4,248,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $4,477,163)	4,270,561
		MUTUAL FUNDS – 48.4%[5]
7,229,241		Emerging Markets Fixed Income Core Fund	225,756,550
268,363,433		Federated Mortgage Core Portfolio	2,737,307,021

Principal Amount or Shares			Value
392,852,833	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22%	392,852,833
15,809,380		Federated Project and Trade Finance Core Fund	154,299,551
108,539,958		High Yield Bond Portfolio	715,278,321
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $4,066,238,609)	4,225,494,276
		Repurchase Agreement – 0.7%
$58,385,000		Interest in $4,480,000,000 joint repurchase agreement 0.20%, dated 2/29/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,480,024,889 on 3/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,601,608,962 (purchased with proceeds from securities lending collateral). (AT COST)	58,385,000
		TOTAL INVESTMENTS — 99.9% (IDENTIFIED COST $8,238,022,618)[7]	8,729,001,516
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[8]	6,014,648
		TOTAL NET ASSETS — 100%	$8,735,016,164
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2012, these restricted securities amounted to $471,546,246, which represented 5.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 29, 2012, these liquid restricted securities amounted to $454,364,767, which represented 5.2% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at February 29, 2012, is as follows:

Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.350%, 10/5/2020	3/24/2010	$12,000,000	$12,928,477
Pitney Bowes International Holdings, Inc., Pfd., Series F, 6.125%	3/23/2010-3/25/2010	$4,469,250	$4,248,000
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 2.985%, 1/28/2027	1/28/2027-2/4/1998	$15,640	$5,002
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of February 29, 2012, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$56,669,218	$58,385,000
5	Affiliated holdings.
6	7-Day net yield.
7	At February 29, 2012, the cost of investments for federal tax purposes was $8,236,723,558. The net unrealized appreciation of investments for federal tax purposes was $492,277,958. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $501,475,221 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,197,263.
8	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds*	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$3,036,426,231	$ —	$3,036,426,231
Adjustable Rate Mortgages	—	23,036	—	23,036
Asset-Backed Securities	—	179,759	—	179,759
Certificate of Deposit	—	87,687	—	87,687
Government Agencies	—	457,676,070	—	457,676,070
Governments/Agencies	—	26,895,887	—	26,895,887
U.S. Treasury	—	686,888,544	—	686,888,544
Mortgage-Backed Securities	—	4,326,161	—	4,326,161
Collateralized Mortgage Obligations	—	216,228,474	—	216,228,474
Municipal	—	12,119,830	—	12,119,830
Equity Securities:
Preferred Stocks
Domestic	—	4,270,561	—	4,270,561
Mutual Funds	4,071,194,725	154,299,551	—	4,225,494,276
Repurchase Agreement	—	58,385,000	—	58,385,000
TOTAL SECURITIES	$4,071,194,725	$4,657,806,791	$ —	$8,729,001,516
*	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
MTN	— Medium Term Note
REIT(s)	— Real Estate Investment Trust(s)
REMIC	— Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 23, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date April 23, 2012